Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

December 6, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Brown Advisory Funds (the “Trust”)
File Nos.: 333-181202 and 811-22708

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated December 2, 2019, and filed electronically as Post‑Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A on December 2, 2019.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

BROWN ADVISORY FUNDS

/s/ Edward Paz
Edward Paz
Secretary

cc:	Benjamin Cohn, Brown Advisory Funds Patrick W.D. Turley, Dechert LLP